Provisions for expected credit losses - Portfolio Overlays (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Provisions for expected credit losses
Overlays	$ 260	$ 432	$ 720
Potential high consumer stress from higher interest rates, inflation, and other risks
Provisions for expected credit losses
Overlays	159	302	489
Potential labour shortages and inflationary concerns
Provisions for expected credit losses
Overlays	31	60	100
Extreme weather events
Provisions for expected credit losses
Overlays	$ 70	$ 70	$ 131